New Perspective Fund®
Investment portfolio
December 31, 2024
unaudited

Common stocks 97.39% Information technology 22.49%	Shares	Value (000)
Broadcom, Inc.	21,446,959	$4,972,263
Microsoft Corp.	11,380,973	4,797,080
Taiwan Semiconductor Manufacturing Co., Ltd.	143,895,941	4,698,708
NVIDIA Corp.	25,030,337	3,361,324
ASML Holding NV	1,380,705	971,025
ASML Holding NV (ADR)	1,234,628	855,696
Shopify, Inc., Class A, subordinate voting shares[1]	14,813,727	1,575,143
Apple, Inc.	5,138,394	1,286,757
SAP SE	4,904,553	1,200,307
ServiceNow, Inc.[1]	823,815	873,343
Synopsys, Inc.[1]	1,629,340	790,816
Salesforce, Inc.	2,158,922	721,792
Motorola Solutions, Inc.	1,464,217	676,805
Cloudflare, Inc., Class A1	4,773,529	514,014
Keyence Corp.	1,065,640	433,612
Arista Networks, Inc.[1]	3,623,648	400,522
GoDaddy, Inc., Class A1	1,977,560	390,311
Fujitsu, Ltd.	21,904,100	384,743
Atlassian Corp., Class A1	1,409,873	343,135
Samsung Electronics Co., Ltd.	7,657,961	276,365
TDK Corp.	20,595,500	265,086
Capgemini SE	1,407,285	229,565
Palantir Technologies Inc., Class A1	2,775,028	209,875
Keysight Technologies, Inc.[1]	1,300,000	208,819
ON Semiconductor Corp.[1]	3,292,749	207,608
Applied Materials, Inc.	1,150,793	187,153
MediaTek, Inc.	4,220,400	181,211
Sage Group PLC (The)	9,942,574	156,913
Tokyo Electron, Ltd.	876,759	132,864
Dell Technologies, Inc., Class C	1,048,188	120,793
EPAM Systems, Inc.[1]	465,100	108,750
SK hynix, Inc.	931,478	105,697
Micron Technology, Inc.	1,191,500	100,277
Accenture PLC, Class A	222,747	78,360
Workday, Inc., Class A1	292,523	75,480
MicroStrategy, Inc., Class A1,2	178,596	51,725
STMicroelectronics NV	1,779,332	44,381
		31,988,318
Consumer discretionary 14.59%
Tesla, Inc.[1]	11,207,138	4,525,891
Amazon.com, Inc.[1]	9,646,378	2,116,319
Booking Holdings, Inc.	291,347	1,447,534
Royal Caribbean Cruises, Ltd.	5,716,435	1,318,724
Trip.com Group, Ltd. (ADR)[1]	15,114,688	1,037,774
MercadoLibre, Inc.[1]	574,367	976,677
New Perspective Fund — Page 1 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Prosus NV, Class N	19,306,303	$765,651
Hilton Worldwide Holdings, Inc.	2,960,644	731,753
Hermès International	296,254	706,800
Flutter Entertainment PLC[1]	2,622,995	677,913
Starbucks Corp.	6,607,587	602,942
Home Depot, Inc.	1,422,803	553,456
NIKE, Inc., Class B	6,027,447	456,097
Renault SA	8,528,361	413,216
Amadeus IT Group SA, Class A, non-registered shares	5,677,146	399,372
Airbnb, Inc., Class A1	3,019,221	396,756
Restaurant Brands International, Inc.	5,907,465	385,049
YUM! Brands, Inc.	2,725,025	365,589
LVMH Moët Hennessy-Louis Vuitton SE	532,047	347,900
McDonald’s Corp.	1,095,593	317,601
Industria de Diseño Textil, SA	5,404,448	276,689
lululemon athletica, Inc.[1]	540,400	206,654
Evolution AB	2,654,216	203,728
Compagnie Financière Richemont SA, Class A	1,201,809	182,680
Aristocrat Leisure, Ltd.	4,097,243	173,021
Marriott International, Inc., Class A	619,152	172,706
Suzuki Motor Corp.	14,294,200	162,151
Entain PLC	17,134,485	146,750
adidas AG	498,057	122,307
Ferrari NV (EUR denominated)	275,422	118,167
Hyundai Motor Co.	814,237	117,096
Valeo SA, non-registered shares	10,605,788	101,169
Wynn Macau, Ltd.[2]	105,892,800	73,496
Birkenstock Holding PLC[1]	1,220,256	69,140
Naspers, Ltd., Class N	292,702	64,618
Fast Retailing Co., Ltd.	47,537	16,057
		20,749,443
Industrials 14.00%
DSV A/S	6,975,335	1,476,810
Safran SA	6,270,711	1,369,813
Carrier Global Corp.	18,081,963	1,234,275
Schneider Electric SE	4,902,656	1,211,921
Airbus SE, non-registered shares	6,945,479	1,106,982
Caterpillar, Inc.	2,907,364	1,054,675
Rolls-Royce Holdings PLC[1]	111,998,156	796,860
ABB, Ltd.	12,640,302	679,936
TransDigm Group, Inc.	530,529	672,329
Copart, Inc.[1]	9,453,378	542,529
BAE Systems PLC	35,807,006	513,687
ASSA ABLOY AB, Class B	17,464,405	513,427
Mitsui & Co., Ltd.	24,250,000	503,164
General Electric Co.	2,989,955	498,695
Ryanair Holdings PLC (ADR)	10,871,007	473,867
Ingersoll-Rand, Inc.	4,507,568	407,755
HEICO Corp.	1,633,242	388,287
Siemens AG	1,984,669	387,570
Howmet Aerospace, Inc.	3,440,048	376,238
Boeing Co. (The)[1]	1,976,620	349,862
Northrop Grumman Corp.	737,134	345,930
Daikin Industries, Ltd.	2,897,550	339,464
New Perspective Fund — Page 2 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Delta Air Lines, Inc.	5,129,437	$310,331
RELX PLC	6,834,808	309,720
FedEx Corp.	1,046,443	294,396
GE Vernova, Inc.	728,351	239,576
Uber Technologies, Inc.[1]	3,928,655	236,976
SMC Corp.	550,600	214,397
Equifax, Inc.	815,594	207,854
Honeywell International, Inc.	900,000	203,301
UL Solutions, Inc., Class A	3,662,019	182,662
Eaton Corp. PLC	519,936	172,551
Deere & Co.	400,000	169,480
Canadian National Railway Co. (CAD denominated)	1,634,705	166,001
AMETEK, Inc.	920,378	165,907
Recruit Holdings Co., Ltd.	2,337,983	162,669
Dayforce, Inc.[1]	2,221,196	161,348
ITOCHU Corp.[2]	3,260,600	160,492
Contemporary Amperex Technology Co., Ltd., Class A	4,386,370	159,510
Diploma PLC	2,911,570	154,861
ITT, Inc.	1,005,489	143,664
Bunzl PLC	3,145,848	129,509
Techtronic Industries Co., Ltd.	9,268,516	122,183
L3Harris Technologies, Inc.	579,940	121,950
Hitachi, Ltd.	4,924,400	121,035
Marubeni Corp.	7,958,100	119,250
Regal Rexnord Corp.	756,692	117,386
Deutsche Post AG	1,216,061	42,809
TransUnion	385,000	35,693
VAT Group AG	93,361	35,101
Veralto Corp.	149,706	15,248
		19,919,936
Health care 13.72%
Novo Nordisk AS, Class B	31,370,601	2,699,981
Novo Nordisk AS, Class B (ADR)	802,234	69,008
Eli Lilly and Co.	2,525,205	1,949,458
EssilorLuxottica SA	7,256,657	1,763,361
AstraZeneca PLC	12,648,126	1,646,464
Vertex Pharmaceuticals, Inc.[1]	4,030,115	1,622,927
Intuitive Surgical, Inc.[1]	2,312,764	1,207,170
Regeneron Pharmaceuticals, Inc.[1]	1,483,518	1,056,754
Thermo Fisher Scientific, Inc.	1,705,548	887,277
Danaher Corp.	3,642,804	836,206
Alnylam Pharmaceuticals, Inc.[1]	2,931,495	689,810
Boston Scientific Corp.[1]	7,028,666	627,800
Abbott Laboratories	4,937,837	558,519
BeiGene, Ltd. (ADR)[1]	2,801,718	517,505
BeiGene, Ltd.[1]	2,875,700	40,688
Zoetis, Inc., Class A	2,577,880	420,014
Mettler-Toledo International, Inc.[1]	283,932	347,442
Sonova Holding AG	971,171	316,131
Siemens Healthineers AG	5,365,102	284,461
Sanofi	2,875,620	278,084
Pfizer, Inc.	8,797,005	233,385
AbbVie, Inc.	1,235,509	219,550
Illumina, Inc.[1]	1,617,260	216,115
New Perspective Fund — Page 3 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
CRISPR Therapeutics AG1,2,3	4,791,184	$188,581
Gilead Sciences, Inc.	1,500,000	138,555
Lonza Group AG	195,429	115,170
Bristol-Myers Squibb Co.	1,899,067	107,411
Grifols, SA, Class B (ADR)[1]	14,058,533	104,596
Ascendis Pharma AS (ADR)[1]	624,029	85,910
Sarepta Therapeutics, Inc.[1]	644,507	78,366
HOYA Corp.	578,000	71,822
Asahi Intecc Co., Ltd.	4,402,300	71,383
Bayer AG2	3,139,213	62,790
Genmab AS1	18,861	3,930
		19,516,624
Financials 11.41%
JPMorgan Chase & Co.	6,670,333	1,598,946
Visa, Inc., Class A	3,251,545	1,027,618
Mastercard, Inc., Class A	1,896,818	998,807
London Stock Exchange Group PLC	6,907,196	972,579
Chubb, Ltd.	3,173,599	876,865
S&P Global, Inc.	1,332,392	663,571
Blackstone, Inc.	3,843,649	662,722
Bank of America Corp.	14,075,623	618,624
UniCredit SpA	15,304,419	611,022
Arthur J. Gallagher & Co.	2,099,706	596,002
AIA Group, Ltd.	76,886,608	556,192
Deutsche Bank AG	32,268,516	556,116
Citigroup, Inc.	6,691,192	470,993
ICICI Bank, Ltd. (ADR)	9,293,205	277,495
ICICI Bank, Ltd.	12,897,573	192,875
Aon PLC, Class A	1,265,051	454,356
DBS Group Holdings, Ltd.	14,123,470	451,755
CME Group, Inc., Class A	1,826,403	424,146
Brookfield Asset Management, Ltd., Class A	5,776,767	313,043
AXA SA	8,347,039	296,781
BlackRock, Inc.	288,215	295,452
Hong Kong Exchanges and Clearing, Ltd.	7,432,600	282,159
Edenred SA	8,563,207	279,740
Société Générale	8,825,629	247,108
Prudential PLC	28,031,223	223,476
Goldman Sachs Group, Inc.	379,521	217,321
Brookfield Corp., Class A	3,776,541	216,962
Wise PLC, Class A1	14,693,454	195,789
Canadian Imperial Bank of Commerce (CAD denominated)[2]	2,960,548	187,278
TMX Group, Ltd.	5,986,985	184,426
Münchener Rückversicherungs-Gesellschaft AG	344,619	173,346
Zurich Insurance Group AG	255,197	151,628
Arch Capital Group, Ltd.	1,558,612	143,938
3i Group PLC	3,149,545	139,919
Hiscox, Ltd.	9,851,170	133,566
Partners Group Holding AG	96,901	131,530
Morgan Stanley	1,022,422	128,539
Marsh & McLennan Companies, Inc.	559,872	118,922
DNB Bank ASA	3,909,056	77,936
Skandinaviska Enskilda Banken AB, Class A	2,948,740	40,405
New Perspective Fund — Page 4 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Intact Financial Corp.	184,681	$33,627
KKR & Co., Inc.	83,614	12,367
		16,235,942
Communication services 10.16%
Meta Platforms, Inc., Class A	9,135,068	5,348,674
Alphabet, Inc., Class C	8,319,129	1,584,295
Alphabet, Inc., Class A	6,280,282	1,188,857
Netflix, Inc.[1]	2,538,578	2,262,685
Tencent Holdings, Ltd.	22,537,800	1,204,449
Nintendo Co., Ltd.	8,961,500	521,996
Publicis Groupe SA	4,880,790	517,075
Electronic Arts, Inc.	3,256,777	476,466
Bharti Airtel, Ltd.	20,786,189	385,027
América Móvil, SAB de CV, Class B (ADR)	23,286,868	333,235
MTN Group, Ltd.	44,831,066	218,830
Singapore Telecommunications, Ltd.	75,043,500	168,958
Warner Music Group Corp., Class A	4,237,961	131,377
Take-Two Interactive Software, Inc.[1]	359,462	66,170
Spotify Technology SA1	100,204	44,829
		14,452,923
Consumer staples 4.57%
Costco Wholesale Corp.	1,459,548	1,337,340
Philip Morris International, Inc.	8,791,255	1,058,028
Nestlé SA	12,131,610	994,787
Danone SA	6,018,274	404,937
British American Tobacco PLC	10,710,411	388,379
Monster Beverage Corp.[1]	7,214,030	379,169
Carlsberg A/S, Class B	3,774,145	361,541
L’Oréal SA, bonus shares	686,197	242,267
L’Oréal SA, non-registered shares	103,238	36,449
Carrefour SA, non-registered shares	14,762,487	209,970
Uni-Charm Corp.	21,944,100	180,332
Anheuser-Busch InBev SA/NV	3,403,300	170,288
Bunge Global SA	1,997,068	155,292
Mondelez International, Inc., Class A	2,583,351	154,304
Seven & i Holdings Co., Ltd.	9,745,300	152,766
Haleon PLC	17,309,925	81,541
Pernod Ricard SA	728,018	81,423
Varun Beverages, Ltd.	5,503,315	40,917
KOSÉ Corp.[2]	900,300	40,830
Coca-Cola Co.	551,961	34,365
		6,504,925
Materials 3.16%
Sika AG	3,076,688	731,138
Linde PLC	1,503,835	629,611
Sherwin-Williams Co.	1,651,020	561,231
Shin-Etsu Chemical Co., Ltd.	15,782,400	521,921
Air Liquide SA	1,709,754	276,421
Air Liquide SA, bonus shares	595,600	96,292
Freeport-McMoRan, Inc.	9,785,525	372,633
Corteva, Inc.	6,222,080	354,410
First Quantum Minerals, Ltd.[1]	20,687,741	266,683
New Perspective Fund — Page 5 of 9

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Rio Tinto PLC	3,418,634	$201,233
Glencore PLC	45,320,198	199,267
Grupo México, SAB de CV, Series B	23,557,493	111,771
Vale SA (ADR), ordinary nominative shares	12,410,242	110,079
Gerdau SA (ADR)	22,297,788	64,218
		4,496,908
Energy 2.32%
TotalEnergies SE	18,467,789	1,026,235
BP PLC	109,247,794	538,336
Cenovus Energy, Inc. (CAD denominated)	28,938,506	438,673
Cenovus Energy, Inc.	4,787,318	72,528
Canadian Natural Resources, Ltd. (CAD denominated)	9,518,729	293,882
Schlumberger NV	7,403,129	283,836
ConocoPhillips	2,389,109	236,928
TC Energy Corp. (CAD denominated)	5,063,157	235,960
Tourmaline Oil Corp.	2,927,579	135,478
South Bow Corp. (CAD denominated)[2]	1,376,048	32,471
Rosneft Oil Co. PJSC[4]	40,028,340	— [5]
		3,294,327
Utilities 0.56%
Engie SA	22,173,384	351,492
Sempra	3,345,998	293,511
AES Corp.	9,528,833	122,636
Iberdrola, SA, non-registered shares	2,216,277	30,518
		798,157
Real estate 0.41%
Goodman Logistics (HK), Ltd. REIT	16,158,601	356,609
Equinix, Inc. REIT	234,341	220,958
		577,567
Total common stocks (cost: $71,038,551,000)		138,535,070
Short-term securities 2.70% Money market investments 2.62%
Capital Group Central Cash Fund 4.50%[3,6]	37,343,942	3,735,141
Money market investments purchased with collateral from securities on loan 0.08%
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.37%[6,7]	21,200,000	21,200
Capital Group Central Cash Fund 4.50%[3,6,7]	174,953	17,499
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.42%[6,7]	16,540,397	16,541
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.43%[6,7]	13,400,000	13,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[6,7]	11,100,000	11,100
Fidelity Investments Money Market Government Portfolio, Class I 4.38%[6,7]	10,000,000	10,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.36%[6,7]	10,000,000	10,000
New Perspective Fund — Page 6 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.34%[6,7]	8,900,000	$8,900
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.38%[6,7]	3,300,000	3,300
		111,940
Total short-term securities (cost: $3,846,660,000)		3,847,081
Total investment securities 100.09% (cost: $74,885,211,000)		142,382,151
Other assets less liabilities (0.09)%		(134,223)
Net assets 100.00%		$142,247,928
Investments in affiliates3

	Value at 10/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.13%
Health care 0.13%
CRISPR Therapeutics AG1,2	$220,364	$4,757	$—	$—	$(36,540)	$188,581	$—
Short-term securities 2.64%
Money market investments 2.62%
Capital Group Central Cash Fund 4.50%[6]	270,844	6,603,782	3,139,612	(295)	422	3,735,141	53,186
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.50%[6,7]	26,587		9,088 [8]			17,499	— [9]
Total short-term securities						3,752,640
Total 2.77%				$(295)	$(36,118)	$3,941,221	$53,186

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $364,497,000, which represented .26% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 12/31/2024.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
New Perspective Fund — Page 7 of 9

unaudited
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
New Perspective Fund — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$22,907,841	$9,080,477	$—	$31,988,318
Consumer discretionary	16,358,575	4,390,868	—	20,749,443
Industrials	9,288,766	10,631,170	—	19,919,936
Health care	12,162,359	7,354,265	—	19,516,624
Financials	10,522,020	5,713,922	—	16,235,942
Communication services	11,436,588	3,016,335	—	14,452,923
Consumer staples	3,118,498	3,386,427	—	6,504,925
Materials	2,470,636	2,026,272	—	4,496,908
Energy	1,729,756	1,564,571	— *	3,294,327
Utilities	416,147	382,010	—	798,157
Real estate	220,958	356,609	—	577,567
Short-term securities	3,847,081	—	—	3,847,081
Total	$94,479,225	$47,902,926	$— *	$142,382,151
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-007-0225
New Perspective Fund — Page 9 of 9